Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS

6. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments as of December 31, 2021 and 2020 consisted of:

	December 31, 2021	December 31, 2020

Prepaid research and development expenses	$314,165	$978,044
Prepaid insurance	92,035	82,060
Prepaid service fee	90,857	174,114
Rental deposits	12,011	12,022
Prepaid rental expenses	13,205	14,251
Other receivables	47,697	74,176
Others	23,508	44,329
	$593,478	$1,378,996